Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income
Loans and fees on loans	$ 10,377,342	$ 10,842,085
Federal funds sold	2,286	1,568
Investment securities, taxable	55,648	51,721
Investment securities, dividends	22,190	9,679
Deposits with banks	81,449	49,495
Total interest income	10,538,915	10,954,548
Interest expense
Deposits	1,175,130	1,372,369
Federal funds purchased and securities sold under agreements to repurchase	80	150
Short-term debt	38,543
Federal Home Loan Bank advances	291,491	298,619
Total interest expense	1,505,244	1,671,138
Net interest income	9,033,671	9,283,410
Provision for loan losses	319,565	471,292
Net interest income after provision for loan losses	8,714,106	8,812,118
Noninterest income
Service charges on deposit accounts	863,862	919,963
Gain on the sale of government guaranteed loans	229,130
Fees on loans delivered to correspondents	78,763	145,239
Other service charges and fees	576,993	527,634
Gain on sale of investment securities	9,206	700
Income from Bank Owned Life Insurance	163,982	158,907
Other operating income	984,908	861,184
Total noninterest income	2,906,844	2,613,627
Noninterest expense
Salaries and employee benefits	3,762,207	3,632,214
Occupancy expense	429,536	428,542
Equipment expense	237,229	240,836
Data processing	414,309	379,093
Foreclosed assets, net	(3,312)	46,047
Postage, printing and supplies	190,985	196,775
Professional fees	389,338	394,814
FDIC insurance premiums	104,317	149,304
Other expense	1,447,323	1,453,956
Total noninterest expense	6,971,932	6,921,581
Net income before income taxes	4,649,018	4,504,164
Income tax expense	1,759,667	1,721,284
Net income	2,889,351	2,782,880
Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$ 2,705,928	$ 2,599,457
Basic earnings per common share	$ 0.76	$ 0.73
Diluted earnings per common share	$ 0.69	$ 0.67
Basic weighted average common shares outstanding	3,542,984	3,540,914
Diluted weighted average common shares outstanding	4,176,919	4,174,849
Dividends declared per common share	$ 0.21	$ 0.18